Convertible Loans (Details) - USD ($)			6 Months Ended
	Jan. 02, 2024	Dec. 27, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2024	Dec. 31, 2023
Convertible loans [Line Items]
Convertible securities		$ 505,000,000
Ordinary share, par value (in Dollars per share)			$ 0.0005			$ 0.0005
Closing initial offering		$ 6,000,000
Convertible of lower per share (in Dollars per share)		$ 2.738
Volume weighted average price		110.00%
Exercise price per share (in Dollars per share)		$ 2.9869
Gross proceeds amount	$ 5,580,000		$ 5,580,000
Placement of net proceeds amount	$ 4,800,000
Fair value of warrants			$ 595,000
Converted ordinary shares (in Shares)			2,153,796
Fair value convertible debt			$ 1,438,879
Convertible debt			$ 4,060,983		$ 2,000,000
SPA [Member]
Convertible loans [Line Items]
Percentage of beneficial ownership limitation		4.99%
VWAP [Member]
Convertible loans [Line Items]
Percentage of beneficial ownership limitation		4.99%
Warrant [Member]
Convertible loans [Line Items]
Warrants exercisable shares (in Shares)			1,205,254
Convertible Loans [Member]
Convertible loans [Line Items]
Percentage of original issue discount		7.00%
Dividend percentage		50.00%
Unrealized loss			$ 514,862
VWAP [Member]
Convertible loans [Line Items]
Volume weighted average price		95.00%
VWAP [Member] | Convertible Loans [Member]
Convertible loans [Line Items]
Volume weighted average price		120.00%
Common Stock [Member]
Convertible loans [Line Items]
Warrants exercisable shares (in Shares)		1,205,255
Common Stock [Member] | Warrant [Member]
Convertible loans [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0005
Convertible notes
Convertible loans [Line Items]
Fair value of the convertible notes			$ 4,985,000